UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2008                                                        (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                           ----------   -------
COMMON STOCK (97.4%)
BANKS (1.0)%
   TF Financial ........................................       32,000   $    680
   US Bancorp ..........................................       65,000      1,990
                                                                        --------
                                                                           2,670
                                                                        --------
ENERGY (9.4%)
   ENSCO International .................................      164,200     11,353
   Nabors Industries Ltd.* .............................      243,600      8,881
   Petroplus Holdings*(1) ..............................      112,190      4,555
                                                                        --------
                                                                          24,789
                                                                        --------
FINANCIAL SERVICES (15.5%)
   Capital One Financial ...............................       78,473      3,285
   Franklin Resources ..................................       86,700      8,723
   Leucadia National ...................................      262,410     11,748
   Marsh & McLennan ....................................       51,500      1,455
   NYSE Euronext .......................................      172,500      8,149
   Phoenix .............................................      209,300      2,037
   Western Union .......................................      189,850      5,247
                                                                        --------
                                                                          40,644
                                                                        --------
FOOD (2.5%)
   Nestle ADR ..........................................      150,000      6,595
                                                                        --------
HEALTH CARE (10.7%)
   Abbott Laboratories .................................       53,700      3,025
   Amgen* ..............................................      121,480      7,608
   Baxter International ................................      125,275      8,595
   Novartis ............................................      129,300      7,674
   Teva Pharmaceutical Industries Ltd. ADR .............       28,000      1,256
                                                                        --------
                                                                          28,158
                                                                        --------
HEALTH CARE SERVICES (1.7%)
   IMS Health ..........................................       39,426        824
   UnitedHealth Group ..................................      126,004      3,538
                                                                        --------
                                                                           4,362
                                                                        --------
MEDIA (10.7%)
   Discovery Holding*...................................      240,825      4,788
   Gannett .............................................       55,400      1,004
   Harte-Hanks .........................................      431,950      5,360
   Liberty Media Capital, Ser A* .......................       14,583        227
   Liberty Media Entertainment, Ser A* .................       58,332      1,436
   Omnicom Group .......................................      186,840      7,976
   Viacom, Cl B* .......................................      260,900      7,287
                                                                        --------
                                                                          28,078
                                                                        --------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2008                                                        (Unaudited)

                                                             Shares/
                                                              Face
                                                             Amount       Value
                                                              (000)       (000)
                                                           ----------   --------
MISCELLANEOUS (12.1%)
   3M ..................................................      108,800   $  7,658
   Berkshire Hathaway, Cl A* ...........................           41      4,693
   Berkshire Hathaway, Cl B* ...........................        1,631      6,245
   General Electric ....................................      327,200      9,257
   Robert Half International ...........................      157,900      3,993
                                                                        --------
                                                                          31,846
                                                                        --------
MISCELLANEOUS CONSUMER (10.6%)
   Dorel Industries, Cl B ..............................      199,800      6,054
   Kimberly-Clark ......................................       81,200      4,696
   Reckitt Benckiser Group(1) ..........................      310,800     17,004
                                                                        --------
                                                                          27,754
                                                                        --------
RETAIL (12.6%)
   Autozone* ...........................................       65,300      8,508
   CVS/Caremark ........................................      305,000     11,132
   Kohl's* .............................................      165,200      6,924
   Liberty Media Interactive, Cl A* ....................       72,918      1,023
   Lowe's ..............................................      267,200      5,430
                                                                        --------
                                                                          33,017
                                                                        --------
SERVICES (7.5%)
   McGraw-Hill .........................................      202,100      8,219
   Moody's .............................................      234,600      8,167
   US Cellular* ........................................       53,900      3,215
                                                                        --------
                                                                          19,601
                                                                        --------
TECHNOLOGY (2.8%)
   Amdocs Ltd.* ........................................      237,500      7,222
                                                                        --------
UTILITIES (0.3%)
   Florida Public Utilities ............................       60,499        738
                                                                        --------
TOTAL COMMON STOCK
   (Cost $204,600) .....................................                 255,474
                                                                        --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.7%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .................................   $    1,124        792
   Countrywide Home Loan Mortgage Pass Through Trust,
      Ser J9, Cl 2A6
      5.500%, 01/25/35 .................................          467        410

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2008                                                        (Unaudited)

                                                               Face
                                                              Amount      Value
                                                              (000)       (000)
                                                            ---------   --------
   Credit Suisse First Boston Mortgage Securities, Ser
      CK1, Cl A3
      6.380%, 12/18/35 .................................   $      463   $    472
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .................................           55         48
                                                                        --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,173) .......................................                   1,722
                                                                        --------
COMMERCIAL MORTGAGE OBLIGATION (0.3%)
   Credit Suisse First Boston Mortgage Securities
      Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .................................        1,000        867
                                                                        --------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) .......................................                     867
                                                                        --------
CORPORATE OBLIGATIONS (0.3%)
   Blyth
      5.500%, 11/01/13 .................................          950        788
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .................................           49         51
                                                                        --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $995) .........................................                     839
                                                                        --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.0%)
   Federal National Mortgage Association
      5.500%, 01/01/09 .................................           16         16
   Government National Mortgage Association, Ser 58,
      Cl VA
      5.500%, 10/16/13 .................................           94         96
                                                                        --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $112) .........................................                     112
                                                                        --------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2008                                                        (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                           ----------   --------
CASH EQUIVALENT (1.3%)
   Dreyfus Treasury Prime Cash Management Fund,
      1.580%(2) ........................................    3,343,757   $  3,344
                                                                        --------
TOTAL CASH EQUIVALENT
   (Cost $3,344) .......................................                   3,344
                                                                        --------
TOTAL INVESTMENTS (100.0%)
   (Cost $212,225)+ ....................................                $262,358
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $262,305.

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT JULY 31, 2008 WAS $21,559 AND REPRESENTED 8.2% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $212,225, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $86,809 AND $(36,676), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICIES REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008